7. SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

No other matter or circumstance has arisen up through the date that these unaudited condensed consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements.